PGIM Jennison Growth Fund
Schedule of Investments (unaudited) as of December 31, 2025
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks
Aerospace & Defense 4.2%
Axon Enterprise, Inc.*	80,046	$45,460,525
Boeing Co. (The)*	736,314	159,868,495
General Electric Co.	542,331	167,054,218
		372,383,238
Automobiles 3.9%
Tesla, Inc.*	769,044	345,854,468
Biotechnology 1.2%
Vertex Pharmaceuticals, Inc.*	230,657	104,570,658
Broadline Retail 8.1%
Amazon.com, Inc.*	2,867,735	661,930,593
MercadoLibre, Inc. (Brazil)*	21,660	43,628,871
		705,559,464
Capital Markets 1.4%
Goldman Sachs Group, Inc. (The)	105,603	92,825,037
KKR & Co., Inc.	215,266	27,442,110
		120,267,147
Consumer Staples Distribution & Retail 3.2%
Costco Wholesale Corp.	141,669	122,166,845
Walmart, Inc.	1,419,075	158,099,146
		280,265,991
Electric Utilities 1.8%
Constellation Energy Corp.(a)	448,138	158,313,711
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp. (Class A Stock)	718,597	97,111,199
Entertainment 5.1%
Netflix, Inc.*	2,153,704	201,931,287
Spotify Technology SA*	196,972	114,383,610
Walt Disney Co. (The)	1,181,689	134,440,758
		450,755,655
Financial Services 4.6%
Mastercard, Inc. (Class A Stock)	327,850	187,163,008
Toast, Inc. (Class A Stock)*	1,541,945	54,754,467
Visa, Inc. (Class A Stock)	447,199	156,837,161
		398,754,636
Ground Transportation 0.3%
Uber Technologies, Inc.*	328,042	26,804,312
Health Care Equipment & Supplies 3.0%
Boston Scientific Corp.*	636,512	60,691,419
Edwards Lifesciences Corp.*	1,059,744	90,343,176
Intuitive Surgical, Inc.*	194,450	110,128,702
		261,163,297

PGIM Jennison Growth Fund

PGIM Jennison Growth Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 0.9%
Hilton Worldwide Holdings, Inc.	274,067	$78,725,746
Interactive Media & Services 11.2%
Alphabet, Inc. (Class A Stock)	925,268	289,608,884
Alphabet, Inc. (Class C Stock)	1,054,397	330,869,778
Meta Platforms, Inc. (Class A Stock)	546,941	361,030,285
		981,508,947
IT Services 3.1%
Shopify, Inc. (Canada) (Class A Stock)*	785,310	126,411,351
Snowflake, Inc.*(a)	677,595	148,637,239
		275,048,590
Pharmaceuticals 4.7%
Eli Lilly & Co.	357,149	383,820,887
Merck & Co., Inc.	251,176	26,438,786
		410,259,673
Semiconductors & Semiconductor Equipment 19.7%
Advanced Micro Devices, Inc.*	650,096	139,224,559
Broadcom, Inc.	1,404,784	486,195,742
NVIDIA Corp.	4,748,137	885,527,551
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	527,234	160,221,140
Texas Instruments, Inc.	300,212	52,083,780
		1,723,252,772
Software 14.3%
AppLovin Corp. (Class A Stock)*	220,214	148,384,597
Cadence Design Systems, Inc.*	481,193	150,411,308
Crowdstrike Holdings, Inc. (Class A Stock)*	278,626	130,608,723
Datadog, Inc. (Class A Stock)*	508,819	69,194,296
Microsoft Corp.	1,106,719	535,231,443
Oracle Corp.	581,380	113,316,776
ServiceNow, Inc.*	700,904	107,371,484
		1,254,518,627
Specialty Retail 1.6%
Industria de Diseno Textil SA (Spain)	805,066	53,105,923
O’Reilly Automotive, Inc.*	912,652	83,242,989
		136,348,912
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	1,891,836	514,314,535
Textiles, Apparel & Luxury Goods 0.3%
adidas AG (Germany)	153,545	30,384,406

Total Long-Term Investments (cost $3,257,235,617)		8,726,165,984

Short-Term Investments 1.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.896%)(wb)	43,235,405	43,235,405

PGIM Jennison Growth Fund
Schedule of Investments (unaudited) (continued)
as of December 31, 2025
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 3.934%) (cost $71,520,730; includes $71,162,674 of cash collateral for securities on loan)(b)(wb)	71,566,376	$71,523,436

Total Short-Term Investments (cost $114,756,135)		114,758,841

TOTAL INVESTMENTS 100.9% (cost $3,371,991,752)		8,840,924,825
Liabilities in excess of other assets (0.9)%		(77,865,239)

Net Assets 100.0%		$8,763,059,586

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,005,129; cash collateral of $71,162,674 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Jennison Growth Fund